Average Annual Total Returns		7 Months Ended	12 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended	475 Months Ended
	Aug. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class M
Prospectus [Line Items]
Average Annual Return, Percent			31.52%	1.73%		8.06%	11.69%
Performance Inception Date	May 30, 1986
Class M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			32.41%	1.40%		7.44%
Class M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			21.59%	1.79%		6.74%
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		17.80%
Performance Inception Date	Jun. 02, 2025
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			31.63%	1.69%	5.19%
Performance Inception Date	Sep. 01, 2017
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			31.50%	1.71%	5.15%
Performance Inception Date	Sep. 01, 2017
MSCI Emerging Markets Index (reflects no deductions for expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.57%	4.20%		8.42%
Emerging Markets Equity Historical Benchmark Index (reflects no deductions for expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.87%	4.90%		8.50%	9.56%